Summarized Financial Information of Unconsolidated Affiliate Level 4 (Details) - HAI Results of Operation (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
HAI Summarized Financial Information [Line Items]
Net sales	$ 199	$ 207	$ 206
Gross Profit	58	52	49
Pre-tax income	49	31	29
Net Income	$ 47	$ 31	$ 29